Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2023
Segmental analysis
Schedule of operating segments

				Central
	Retail	Private	Commercial &	items
	Banking	Banking	Institutional	& other	Total
2023	£m	£m	£m	£m	£m
Continuing operations
Net interest income	5,496	710	5,044	(201)	11,049
Net fees and commissions	427	249	1,654	—	2,330
Other non-interest income	8	31	723	611	1,373
Total income	5,931	990	7,421	410	14,752
Depreciation and amortisation	(1)	(1)	(154)	(778)	(934)
Other operating expenses	(2,827)	(684)	(3,937)	386	(7,062)
Impairment losses	(465)	(14)	(94)	(5)	(578)
Operating profit	2,638	291	3,236	13	6,178

2022
Continuing operations
Net interest income	5,224	777	4,171	(330)	9,842
Net fees and commissions	422	250	1,580	40	2,292
Other non-interest income	—	29	662	331	1,022
Total income	5,646	1,056	6,413	41	13,156
Depreciation and amortisation	—	—	(161)	(672)	(833)
Other operating expenses	(2,593)	(622)	(3,583)	(56)	(6,854)
Impairment (losses)/releases	(229)	2	(122)	12	(337)
Operating profit/(loss)	2,824	436	2,547	(675)	5,132
2021
Continuing operations
Net interest income	4,074	480	2,974	7	7,535
Net fees and commissions	377	258	1,440	45	2,120
Other non-interest income	(6)	78	424	278	774
Total income	4,445	816	4,838	330	10,429
Depreciation and amortisation	(85)	-	(173)	(665)	(923)
Other operating expenses	(2,428)	(520)	(3,584)	(303)	(6,835)
Impairment releases/(losses)	36	54	1,160	(77)	1,173
Operating profit/(loss)	1,968	350	2,241	(715)	3,844

4 Segmental analysis continued

Total revenue (1)
				Central
	Retail	Private	Commercial &	items &
	Banking	Banking	Institutional	other	Total
2023	£m	£m	£m	£m	£m
Continuing operations
External	7,366	1,157	12,519	4,340	25,382
Inter-segmental (4)	5	1,000	(1,602)	597	—
Total	7,371	2,157	10,917	4,937	25,382

2022
Continuing operations
External	5,773	874	7,258	2,669	16,574
Inter-segmental (4)	—	389	(395)	6	—
Total	5,773	1,263	6,863	2,675	16,574

2021
Continuing operations
External	5,415	792	5,189	1,306	12,702
Inter-segmental (4)	18	127	102	(247)	—
Total	5,433	919	5,291	1,059	12,702

Total income
				Central
	Retail	Private	Commercial &	items &
	Banking	Banking	Institutional	other	Total
2023	£m	£m	£m	£m	£m
Continuing operations
External	4,170	327	7,730	2,525	14,752
Inter-segmental (4)	1,761	663	(309)	(2,115)	—
Total	5,931	990	7,421	410	14,752

2022
Continuing operations
External	4,956	778	5,920	1,502	13,156
Inter-segmental (4)	690	278	493	(1,461)	—
Total	5,646	1,056	6,413	41	13,156

2021
Continuing operations
External	4,933	801	4,634	61	10,429
Inter-segmental (4)	(488)	15	204	269	—
Total	4,445	816	4,838	330	10,429

For the notes to this table refer to page 64.

				Central
	Retail	Private	Commercial &	items
	Banking	Banking	Institutional	& other	Total
2023	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	324	32	671	3	1,030
- Credit and debit card fees	400	13	260	3	676
- Lending and financing	14	5	709	1	729
- Brokerage	35	6	42	—	83
- Investment management, trustee and fiduciary services (2)	2	209	45	10	266
- Underwriting fees	—	—	123	—	123
- Other	4	5	73	(6)	76
Total	779	270	1,923	11	2,983
Fees and commissions payable	(352)	(21)	(269)	(11)	(653)
Net fees and commissions	427	249	1,654	—	2,330

2022
Continuing operations
Fees and commissions receivable
- Payment services	314	25	642	43	1,024
- Credit and debit card fees	401	15	227	18	661
- Lending and financing	17	8	673	3	701
- Brokerage	43	6	44	—	93
- Investment management, trustee and fiduciary services (2)	4	219	46	—	269
- Underwriting fees	—	—	120	—	120
- Other	—	3	88	(44)	47
Total	779	276	1,840	20	2,915
Fees and commissions payable	(357)	(26)	(260)	20	(623)
Net fees and commissions	422	250	1,580	40	2,292

2021
Fees and commissions receivable
- Payment services	306	35	577	49	967
- Credit and debit card fees	344	10	149	19	522
- Lending and financing	13	10	643	4	670
- Brokerage	48	6	42	—	96
- Investment management, trustee and fiduciary services (2)	3	230	45	2	280
- Underwriting fees	—	—	127	—	127
- Other	—	35	109	(112)	32
Total	714	326	1,692	(38)	2,694
Fees and commissions payable	(337)	(68)	(252)	83	(574)
Net fees and commissions	377	258	1,440	45	2,120

For the notes to this table refer to page 64.

4 Segmental analysis continued

	2023		2022		2021
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Retail Banking	228,684	191,936	226,375	192,282	209,973	192,715
Private Banking	26,894	37,806	29,867	41,491	29,854	39,388
Commercial & Institutional	384,958	359,766	404,817	383,768	425,718	411,757
Central items & other	52,137	65,977	58,994	66,016	116,447	96,329
Total	692,673	655,485	720,053	683,557	781,992	740,189

Schedule of geographical segments

	UK	USA	Europe	RoW	Total
2023	£m	£m	£m	£m	£m
Continuing operations
Total revenue	24,096	167	1,016	103	25,382
Interest receivable	20,192	39	774	21	21,026
Interest payable	(9,500)	(1)	(472)	(4)	(9,977)
Net fees and commissions	2,052	49	172	57	2,330
Trading income	704	66	1	23	794
Other operating income	556	(10)	30	3	579
Total income (3)	14,004	143	505	100	14,752
Operating profit/(loss) before tax	6,196	45	(149)	86	6,178
Total assets	610,831	23,725	56,001	2,116	692,673
Total liabilities	594,250	22,106	37,506	1,623	655,485
Contingent liabilities and commitments	112,199	—	7,411	21	119,631

2022
Continuing operations
Total revenue	15,795	117	558	104	16,574
Interest receivable	12,242	37	344	14	12,637
Interest payable	(2,567)	(2)	(221)	(5)	(2,795)
Net fees and commissions	1,983	44	207	58	2,292
Trading income	1,208	1	(104)	28	1,133
Other operating income	(140)	14	12	3	(111)
Total income (3)	12,726	94	238	98	13,156
Operating profit/(loss) before tax	5,716	(46)	(620)	82	5,132
Total assets	589,758	25,979	101,164	3,152	720,053
Total liabilities	579,476	27,039	75,092	1,950	683,557
Contingent liabilities and commitments	117,915	—	8,649	17	126,581

2021
Continuing operations
Total revenue	12,100	87	482	33	12,702
Interest receivable	8,949	20	257	8	9,234
Interest payable	(1,483)	(2)	(211)	(3)	(1,699)
Net fees and commissions	1,820	27	231	42	2,120
Trading income	247	53	(1)	24	323
Other operating income	387	2	62	—	451
Total income (3)	9,920	100	338	71	10,429
Operating (loss)/profit before tax	4,143	48	(387)	40	3,844
Total assets	693,221	21,776	64,415	2,580	781,992
Total liabilities	676,684	23,286	38,835	1,384	740,189
Contingent liabilities and commitments	117,225	1	8,114	27	125,367

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.
(2)	Comparisons with prior periods are affected by the transfer of the Private Client Advice business to Private Banking from 1 January 2021.
(3)	Total income excludes internal service fee income which has been calculated on a cost plus mark-up basis.
(4)	Revenue and income from transactions between segments of the group are now reported as inter-segment in both the current and comparative information.